CONVERTIBLE NOTES (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.87%
Warrant [Member]
Expected term	2 years 6 months
Expected average volatility	105.00%
Expected dividend yield	0.00%
Risk-free interest rate	3.50%